Financial Instruments - Disclosure of maturity analysis for non-derivative and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt	$ 579		$ 3
Long-term debt	2,676		3,213
Trade payables	265		326
Accruals	801		891
Lease liabilities	322	$ 197
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt	579
Long-term debt	2,711		3,259
Interest payable	1,814		1,995
Debt-related hedges outflows	499		530
Debt-related hedges inflows	(437)		(449)
Trade payables	265		326
Accruals	801		891
Lease liabilities	354
Other financial liabilities	295		101
Total	6,881		6,653
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt	579
Interest payable	132		147
Debt-related hedges outflows	499		16
Debt-related hedges inflows	(437)		(13)
Trade payables	265		326
Accruals	801		891
Lease liabilities	80
Other financial liabilities	295		98
Total	2,214		1,465
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Interest payable	128		147
Debt-related hedges outflows			16
Debt-related hedges inflows			(13)
Lease liabilities	75
Other financial liabilities			3
Total	203		153
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt			548
Interest payable	128		147
Debt-related hedges outflows			498
Debt-related hedges inflows			(423)
Lease liabilities	60
Total	188		770
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	600
Interest payable	128		128
Lease liabilities	41
Total	769		128
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	242		600
Interest payable	102		128
Lease liabilities	34
Total	378		728
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	1,869		2,111
Interest payable	1,196		1,298
Lease liabilities	64
Total	$ 3,129		$ 3,409